EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
LOSS PER SHARE
Schedule of basic and diluted earnings (loss) per share

	For the Year Ended December 31,
	2012	2013	2014
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Numerator:
Net loss attributable to ordinary shareholders:	(16,991)	(34,229)	(6,841)	(1,103)

Denominator:
Number of shares outstanding, opening	364,813,932	362,102,972	373,380,252	373,380,252
Weighted average number of shares issued	136,676	813,568	53,904,519	53,904,519
Weighted average number of shares repurchased	(1,169,733)	—	(23,882,843)	(23,882,843)
Weighted-average number of shares outstanding – Basic	363,780,875	362,916,540	403,401,928	403,401,928
Weighted-average number of shares outstanding – Diluted	363,780,875	362,916,540	403,401,928	403,401,928

Loss per share
-Basic	(0.05)	(0.09)	(0.02)	(0.00)
-Diluted	(0.05)	(0.09)	(0.02)	(0.00)